Financing Receivable, Net - Summary of Aging Analysis of Past Due Financing Receivables (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Aging analysis of past due financing receivables
Total financing receivables (excluding accrued interest receivable)	¥ 6,952,494	¥ 4,340,966
1-29 Days Past Due
Aging analysis of past due financing receivables
Total financing receivables (excluding accrued interest receivable)	151,784	139,503
30-59 Days Past Due
Aging analysis of past due financing receivables
Total financing receivables (excluding accrued interest receivable)	98,289	39,346
60-89 Days Past Due
Aging analysis of past due financing receivables
Total financing receivables (excluding accrued interest receivable)	81,652	29,103
90-179 Days Past Due
Aging analysis of past due financing receivables
Total financing receivables (excluding accrued interest receivable)	209,738	76,694
Total Past Due
Aging analysis of past due financing receivables
Total financing receivables (excluding accrued interest receivable)	541,463	284,646
Current
Aging analysis of past due financing receivables
Total financing receivables (excluding accrued interest receivable)	¥ 6,411,031	¥ 4,056,320